Net cash flow from operating activities	12 Months Ended
Dec. 31, 2020
Net cash flow from operating activities [abstract]
Net cash flow from operating activities

31 Net cash flow from operating activities

The table below shows a detailed overview of the net cash flow from operating activities.

Cash flows from operating activities
		2020	2019	2018
Cash flows from operating activities
Result before tax		3,399	5,653	6,986
Adjusted for:	- Depreciation and amortisation	829	789	520
	- Addition to loan loss provisions	2,675	1,120	656
	- Other non-cash items included in result before tax	1,671	1,213	-1,763
Taxation paid		-1,734	-2,345	-1,602
Changes in:	– Loans and advances to banks, not available on demand	10,033	-1,338	-777
	– Deposits from banks, not payable on demand	43,044	-2,574	566
	Net change in loans and advances to/ from banks, not available/ payable on demand	53,078	-3,911	-211
	– Trading assets	-2,101	605	16,928
	– Trading liabilities	4,667	-3,173	-7,018
	Net change in Trading assets and Trading liabilities	2,566	-2,568	9,910
	Loans and advances to customers	2,876	-16,687	-31,356
	Customer deposits	39,740	18,040	19,709
	– Non–trading derivatives	-1,440	1,072	-215
	– Assets designated at fair value through profit or loss	-1,369	-7	-725
	– Assets mandatorily at fair value through profit or loss	-1,963	23,343	-6,968
	– Other assets	1,082	1,363	684
	– Other financial liabilities at fair value through profit or loss	1,189	-12,235	10,522
	– Provisions and other liabilities	-1,355	-1,784	769
	Other	-3,856	11,752	4,067
Net cash flow from/(used in) operating activities		101,243	13,055	6,915